VARIABLE INTEREST ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 6,132	[1]	$ 6,439	[1]	$ 8,749	$ 14,909
Accounts and Notes Receivable, net of allowance	4,496	[1]	3,240	[1]
Unbilled revenue	6,029	[1]	580	[1]
Due from related companies	141	[1]	123	[1]
Inventories	688	[1]	628	[1]
Other receivables and prepayments	2,105	[1]	1,772	[1]
Current portion of long-term other receivables	0	[1]	1,393	[1]
Current portion of net investment in sales-type leases	0	[1]	1,210	[1]
Total Current Assets	19,591		15,385
Non-current assets
Property and Equipment, net	13,358	[1]	13,541	[1]
Intangible assets	632	[1]	633	[1]
Net investment in sales-type leases, less current portion	0	[1]	333	[1]
Total Assets	33,581		29,892
Current liabilities
Accounts payable	1,606	[1]	775	[1]
Advances from customers	9,062	[1]	1,528	[1]
Other payables and accruals	111	[1]	167	[1]
Taxes payable	1,545	[1]	1,673	[1]
Dividend payable	842	[1]	817	[1]
Total Current Liabilities	13,168		4,962
Revenue	11,562		1,451		6,337
Net loss	(5,133)		(8,988)		(1,037)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	4,012		3,728
Accounts and Notes Receivable, net of allowance	4,496		3,240
Unbilled revenue	6,029		580
Due from related companies	141		123
Inventories	688		628
Other receivables and prepayments	2,106		4,781
Current portion of long-term other receivables	0		1,393
Current portion of net investment in sales-type leases	0		1,210
Total Current Assets	17,472		15,683
Non-current assets
Property and Equipment, net	13,356		13,541
Intangible assets	632		633
Net investment in sales-type leases, less current portion	0		333
Total Assets	31,460		30,190
Current liabilities
Accounts payable	1,606		775
Advances from customers	9,062		1,528
Other payables and accruals	14,312		13,959
Taxes payable	1,545		1,673
Amounts due to related party	2		2
Dividend payable	842		817
Total Current Liabilities	27,369		18,754
Total Liabilities	27,369		18,754
Revenue	11,564		1,451		6,337
Net loss	$ (7,572)		$ (8,394)		$ 141

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).